Prepaid Land Lease and Other Leases (Details) - Schedule of Prepaid Land Lease and Other Leases - USD ($)	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Prepaid Land Lease and Other Leases [Abstract]
Prepaid land lease and other leases	$ 2,341,177	$ 2,401,241	$ 1,605,590	$ 1,744,062
Less: accumulated amortization	(447,224)	(440,117)	(386,779)	(385,236)
Prepaid land lease and other leases, net	$ 1,893,953	$ 1,961,124	$ 1,218,811	$ 1,358,826